Supplement to the
Strategic Advisers® Core Fund
July 30, 2012
Prospectus

At a meeting held on March 5, 2013, the Board of Trustees approved the appointment of AllianceBernstein L.P. as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein L.P., First Eagle Investment Management, LLC, Lazard Asset Management LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC, and T. Rowe Price Associates, Inc.

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Kurt A. Feuerman (portfolio manager) has managed AllianceBernstein's portion of the fund's assets since March 2013.

The following information supplements existing information found in the "Fund Management" section on page 19.

AllianceBernstein, at 1345 Avenue of the Americas, New York, NY 10105, has been retained to serve as sub-adviser for the fund. As of December 31, 2012, AllianceBernstein had approximately $430 billion in discretionary assets under management. AllianceBernstein provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 19.

AllianceBernstein

Kurt A. Feuerman serves as portfolio manager for AllianceBernstein's portion of the fund's assets, which he has managed since March 2013. Mr. Feuerman is Senior Vice President of AllianceBernstein and Chief Investment Officer of the firm's Select Equities Portfolios. He has been associated with AllianceBernstein since 2011. Prior thereto, he was a Senior Managing Director and Senior Trader of Caxton Associates LP, beginning prior to 2007.

SAI-COR-13-01  March 11, 2013
1.910403.107

The following information replaces the fourth full paragraph found in the "Fund Management" section on page 22.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements with First Eagle, Lazard, Pyramis, and T. Rowe Price for the fund is available in the fund's semi-annual report for the fiscal period ended November 30, 2011. The basis for the Board of Trustees approving the sub-advisory agreement with OppenheimerFunds for the fund is available in the fund's annual report for the fiscal period ended May 31, 2012.

The basis for the Board of Trustees approving the sub-advisory agreement with AllianceBernstein for the fund will be included in the fund's annual report for the fiscal period ended May 31, 2013, when available.

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
July 30, 2012
Prospectus

Strategic Advisers Core Multi-Manager Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

At a meeting held on March 5, 2013, the Board of Trustees approved the appointment of AllianceBernstein L.P. as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein L.P., First Eagle Investment Management, LLC, Lazard Asset Management LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC, and T. Rowe Price Associates, Inc.

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 6.

Strategic Advisers is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Kurt A. Feuerman (portfolio manager) has managed AllianceBernstein's portion of the fund's assets since March 2013.

The following information supplements existing information found in the "Fund Management" section on page 25.

AllianceBernstein, at 1345 Avenue of the Americas, New York, NY 10105, has been retained to serve as sub-adviser for the fund. As of December 31, 2012, AllianceBernstein had approximately $430 billion in discretionary assets under management. AllianceBernstein provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 25.

AllianceBernstein

Kurt A. Feuerman serves as portfolio manager for AllianceBernstein's portion of the fund's assets, which he has managed since March 2013. Mr. Feuerman is Senior Vice President of AllianceBernstein and Chief Investment Officer of the firm's Select Equities Portfolios. He has been associated with AllianceBernstein since 2011. Prior thereto, he was a Senior Managing Director and Senior Trader of Caxton Associates LP, beginning prior to 2007.

MMC-13-01  March 11, 2013
1.935070.102

The following information replaces the second full paragraph found in the "Fund Management" section on page 28.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended May 31, 2012.

The basis for the Board of Trustees approving the sub-advisory agreement with AllianceBernstein for the fund will be included in the fund's annual report for the fiscal period ended May 31, 2013, when available.

Supplement to the
Strategic Advisers® Core Multi-Manager Fund Class F
December 13, 2012
Prospectus

At a meeting held on March 5, 2013, the Board of Trustees approved the appointment of AllianceBernstein L.P. as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein L.P., First Eagle Investment Management, LLC, Lazard Asset Management LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC, and T. Rowe Price Associates, Inc.

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 5.

Strategic Advisers is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Kurt A. Feuerman (portfolio manager) has managed AllianceBernstein's portion of the fund's assets since March 2013.

The following information supplements existing information found in the "Fund Management" section on page 18.

AllianceBernstein, at 1345 Avenue of the Americas, New York, NY 10105, has been retained to serve as sub-adviser for the fund. As of December 31, 2012, AllianceBernstein had approximately $430 billion in discretionary assets under management. AllianceBernstein provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 18.

AllianceBernstein

Kurt A. Feuerman serves as portfolio manager for AllianceBernstein's portion of the fund's assets, which he has managed since March 2013. Mr. Feuerman is Senior Vice President of AllianceBernstein and Chief Investment Officer of the firm's Select Equities Portfolios. He has been associated with AllianceBernstein since 2011. Prior thereto, he was a Senior Managing Director and Senior Trader of Caxton Associates LP, beginning prior to 2007.

MMC-F-13-01  March 11, 2013
1.959651.100

The following information replaces the second full paragraph found in the "Fund Management" section on page 21.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended May 31, 2012.

The basis for the Board of Trustees approving the sub-advisory agreement with AllianceBernstein for the fund will be included in the fund's annual report for the fiscal period ended May 31, 2013, when available.